INCOME TAXES (Tax Credit - Narrative) (Details) - United States [Member] $ in Thousands	Dec. 31, 2015 USD ($)
Tax Credit Carryforward [Line Items]
Valuation allowance against the related deferred tax assets	$ 60,300
Research Tax Credit Carryforward [Member]
Tax Credit Carryforward [Line Items]
Tax credit carryforwards	11,400
Tax Credit Not Subject to Expiration [Member] | Alternative Minimum Tax Credit [Member]
Tax Credit Carryforward [Line Items]
Tax credit carryforwards	1,000
Tax Credit Not Subject to Expiration [Member] | Research Tax Credit Carryforward [Member]
Tax Credit Carryforward [Line Items]
Tax credit carryforwards	3,800
Tax Credit Subject to Expiration [Member] | Foreign [Member]
Tax Credit Carryforward [Line Items]
Tax credit carryforwards	48,000
Tax Credit Subject to Expiration [Member] | Research Tax Credit Carryforward [Member]
Tax Credit Carryforward [Line Items]
Tax credit carryforwards	$ 7,500